Equity (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Equity Abstract
Schedule of changes in shares issued and fully paid and shares authorized

Shares authorized and fully issued	Note	Class A Ordinary shares	Class B Ordinary shares	Total
Conversion of class B shares in class A shares		3,459,743,431	1,150,245,114	4,609,988,545
Conversion of class B shares in class A shares		58,312,073	(58,312,073)	-
SOPs exercised and RSUs vested	10	64,418,580	-	64,418,580
Shares withheld for employees' taxes	10	(8,536,770)	-	(8,536,770)
Issuance of class A shares - Cognitect and Juntos acquisitions		1,362,201	-	1,362,201
Issuance of shares due to IPO over-allotment		27,555,298	-	27,555,298
Total as of December 31, 2022		3,602,854,813	1,091,933,041	4,694,787,854
Conversion of class B shares in class A shares		8,620,899	(8,620,899)	-
SOPs exercised and RSUs vested	10	68,312,944	-	68,312,944
Shares withheld for employees' taxes	10	(8,848,203)	-	(8,848,203)
Shares repurchased		(290,676)	-	(290,676)
Share issued to service providers		4,355,374	-	4,355,374
Issuance of class A shares - Olivia acquisition		6,097,262	-	6,097,262
Issuance of class A shares - Spin Pay acquisition		877,665	-	877,665
Issuance of class A shares - Cognitect acquisition		644,934	-	644,934
Total as of December 31, 2023		3,682,625,012	1,083,312,142	4,765,937,154
Conversion of class B shares in class A shares		32,711,444	(32,711,444)	-
SOPs exercised and RSUs vested	10	53,394,031	-	53,394,031
Shares withheld for employees' taxes		(8,860,778)	-	(8,860,778)
Shares issued to service providers		97,594	-	97,594
Issuance of class A shares - business acquisitions		8,090,639	-	8,090,639
Total as of December 31, 2024		3,768,057,942	1,050,600,698	4,818,658,640

Shares authorized and unissued	Class A Ordinary shares	Class B Ordinary shares	Total
Business combination - contingent share consideration	-	-	957,172
Reserved for the share-based payments	-	-	275,802,771
Shares authorized which may be issued class A or class B	-	-	43,508,022,627
Shares authorized and unissued as of December 31, 2024	-	-	43,784,782,570

Shares authorized issued	3,768,057,942	1,050,600,698	4,818,658,640
Total as of December 31, 2024	3,768,057,942	1,050,600,698	48,603,441,210

Schedule of accumulated losses

	2024	2023	2022
Accumulated Gain	2,280,302	329,468	(701,062)
Share-based payments reserve	1,140,294	947,481	765,639
Total attributable to shareholders of the parent company	3,420,596	1,276,949	64,577
Total accumulated gains	3,420,596	1,276,949	64,577

Schedule of shares repurchased

	2024	2023	2022
Number of shares repurchased	-	290,676	-
Total value of shares repurchased	-	-	-
Number of shares withheld - RSU	8,860,778	8,848,203	8,536,770
Total value of shares withheld - RSU	100,847	52,242	51,212

Schedule of accumulated balances

	2024	2023	2022
Cash flow hedge effects, net of deferred taxes	22,750	12,417	(7,486)
Currency translation on foreign entities	(862,977)	135,497	(108,356)
Changes in fair value - financial instruments at FVTOCI, net of deferred taxes	11,582	7,998	(22,298)
Own credit adjustment effects	478	518	489
Total	(828,167)	156,430	(137,651)